Financing Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2017
Financing Income Expenses Net Schedule Of Financing Income Expenses Net Details
Schedule of Financing Income (Expenses), Net
	For the Year Ended December 31
	2017	2016	2015
	$ thousands
Financing income
Interest income from bank deposits	640	2,269	4,772
Net change from change in exchange rates	2,259	5,448	521
Net changes in fair value of Tower options series 9	-	-	2,119
Net change in fair value of derivative financial instruments	-	6	2,720
Other income	5	1	589
Financing income	2,904	7,724	10,721
Financing expenses
Interest expenses to banks and others	(59,514)	(45,317)	(34,378)
Net change from change in exchange rates	-	-	(648)
Net change in fair value of derivative financial instruments	(1,168)	-	-
Other expenses	(9,484)	(1,959)	(1,368)
Financing expenses	(70,166)	(47,276)	(36,394)
Net financing expenses recognized in the statement of profit and loss	(67,262)	(39,552)	(25,673)